Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases

7.     LEASES

The Company rents certain equipment and facilities under short-term agreements, non-cancelable operating lease agreements and finance leases.  The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date.  The lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date.

Key estimates and judgments include how the Company determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.

The lease guidance requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs.  Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

The lease term for the Company’s leases includes the noncancelable period of the lease, plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

Lease payments included in the measurement of the lease liability comprise fixed payments or variable lease payments.  The variable lease payments take into account annual changes in the consumer price index and common area maintenance charges, if known.

ROU assets for operating and finance leases are periodically reviewed for impairment losses. The Company uses the long-lived asset impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.  The Company did not recognize an impairment charge for any of its ROU assets during the years ended December 31, 2022, 2021 and 2020.

The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset.  The Company did not recognize any significant remeasurements during the years ended December 31, 2022, 2021 and 2020.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of less than 12 months. The Company has elected to apply the short-term lease recognition and measurement exemption allowed for in the lease accounting standard.  The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company initially entered into finance leases in December 2020 and the assets under these leases went into service on December 31, 2020.

Lease cost for operating and finance leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Years Ended December 31,
	2022	2021	2020
Operating lease cost	$41,891	$40,381	$39,411
Finance lease cost:
Amortization of leased assets	2,484	3,424	—
Interest on leased liabilities	219	152	—
Total lease cost	$44,594	$43,957	$39,411

Supplemental cash flow information and non-cash activity related to the Company’s leases are as follows:

	Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$40,782	$40,249	$39,212
Operating cash flows from finance leases	$219	$152	$—
Financing cash flows from finance leases	$5,560	$3,133	$—
Non-cash activity:
Right-of-use assets obtained in exchange for lease liabilities - operating leases	$63,648	$17,933	$15,117
Right-of-use assets obtained in exchange for lease liabilities - finance leases	$3,369	$10,012	$3,754

Weighted-average remaining lease term and discount rate for the Company’s leases are as follows:

	Years Ended December 31,
	2022		2021		2020
Weighted average remaining lease term - operating leases	8.9	years	8.0	years	8.6	years
Weighted average remaining lease term - finance leases	4.2	years	4.9	years	5.4	years
Weighted average discount rate - operating leases	2.93%		3.37%		3.86%
Weighted average discount rate - finance leases	1.96%		1.89%		1.89%

As of December 31, 2022, future minimum lease payments, reconciled to the respective lease liabilities, are as follows:

	Operating Leases	Finance Leases
2023	$40,499	$2,906
2024	32,521	2,905
2025	26,869	2,905
2026	22,317	2,320
2027	19,528	898
Thereafter	89,050	—
Minimum lease payments	230,784	11,934
Less: imputed interest	(30,152)	(470)
Present value of minimum lease payments	200,632	11,464
Less: current portion of lease liabilities	(35,170)	(2,695)
Long-term portion of lease liabilities	$165,462	$8,769